Income Taxes - Deferred Tax Asset and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Deferred tax assets
Net operating losses			$ 232,437	$ 249,644
Other assets	$ 50,700	$ 14,500	8,504	12,032
Interest			10,050	7,920
Total deferred tax assets	517,600	220,700	298,264	285,797
Valuation allowance	(341,600)	(152,200)	(267,106)	(253,797)
Deferred tax assets, net of valuation allowance	176,000	68,500
Deferred tax liabilities:
Intangible assets	(9,500)	0
Other	(21,700)	(19,600)	(5,038)	(7,475)
Total deferred tax liabilities	(189,700)	(86,600)	$ (47,575)	$ (47,469)
Net deferred tax liabilities	(13,700)	(18,100)
LIONS GATE ENTERTAINMENT CORP. [Member]
Deferred tax assets
Net operating losses	624,400	450,400
Foreign tax credits	64,900	73,000
Investment in film and television programs	34,200	67,100
Accrued compensation	54,300	63,200
Operating leases - liabilities	99,000	41,400
Other assets	57,700	22,600
Reserves	22,900	9,000
Interest	201,000	104,600
Total deferred tax assets	1,158,400	831,300
Valuation allowance	(808,300)	(455,700)
Deferred tax assets, net of valuation allowance	350,100	375,600
Deferred tax liabilities:
Intangible assets	(222,400)	(317,000)
Operating leases - assets	(88,900)	(34,600)
Other	(52,100)	(55,800)
Total deferred tax liabilities	(363,400)	(407,400)
Net deferred tax liabilities	$ (13,300)	$ (31,800)